Other payables and accruals - Schedule Of Other Payables And Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Payables And Accruals Current [Abstract]
Other taxes payable	¥ 58,180	¥ 24,415
Advances from platform users	18,401	8,506
Employee benefit payables	11,403	3,926
Accrued expenses	10,508	1,038
Income tax payable	6,791	1,474
Contract liabilities	5,365	357
Deferred income	1,345
Others	155	231
Total	¥ 112,148	¥ 39,947